EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 - Schedule 4

Client Name:	Ellington
Client Project Name:	EFMT 2025-INV4
Start - End Dates:	5/14/2025 - 6/27/2025
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	4

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
2051899	XXXX	Original Appraised Value	XXXX	XXXX
2051899	XXXX	Sales Price	XXXX	XXXX
2051900	XXXX	Total Cash Out	67000.00	68915.26
2058683	XXXX	Total Cash Out	87472.00	81129.09

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.